                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-6360

                  Van Kampen New York Quality Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 10/31/03
                        -----------

Date of reporting period: 04/30/03
                         -----------

Item 1.  Report to Shareholders

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of April 30, 2003)

-------------------------------
NYSE Ticker Symbol - VNM
-------------------------------

-----------------------------------------------------------------------
Six-month total return(1)                                     7.81%
-----------------------------------------------------------------------
One-year total return(1)                                     11.53%
-----------------------------------------------------------------------
Five-year average annual total return(1)                      7.04%
-----------------------------------------------------------------------
Ten-year average annual total return(1)                       6.48%
-----------------------------------------------------------------------
Life-of-Trust average annual total return(1)                  7.32%
-----------------------------------------------------------------------
Commencement date                                           9/27/91
-----------------------------------------------------------------------

Distribution rate as a % of closing common share market
price(2)                                                      6.58%
-----------------------------------------------------------------------
Taxable-equivalent distribution rate as a % of closing
common share market price(3)                                 11.50%
-----------------------------------------------------------------------
Preferred share rate(4)                                       0.90%
-----------------------------------------------------------------------
Net asset value                                              $17.20
-----------------------------------------------------------------------
Closing common share market price                            $15.50
-----------------------------------------------------------------------
Six-month high common share market price (04/22/03)          $16.10
-----------------------------------------------------------------------
Six-month low common share market price (12/19/02)           $15.02
-----------------------------------------------------------------------

              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

(1) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(2) Distribution rate represents the monthly annualized distributions of the Trust at the end of the period and not the earnings of the Trust.

(3) The taxable-equivalent distribution rate is calculated assuming the maximum 42.8% combined federal and state tax bracket effective for calendar year 2003, which takes into consideration the deductibility of individual state taxes paid.

(4) See "Notes to Financial Statements" footnote #4, for more information concerning Preferred Share reset periods.

    A portion of the interest income may be taxable for those investors subject to the federal alternative minimum tax (AMT).

    Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. An investment in the Trust is subject to investment risks, and you could lose money on your investment in the Trust. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)


As of April 30, 2003
AAA/Aaa...........................  43.8%
AA/Aa.............................  43.9%
A/A...............................   6.6%
BBB/Baa...........................   5.7%

TOP FIVE SECTORS

(as a percentage of long-term investments)


As of April 30, 2003
Transportation....................  23.6%
General Purpose...................  18.5%
Higher Education..................  18.3%
Water & Sewer.....................  12.7%
Industrial Revenue................   9.1%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--April 1993 through April 2003)
[LINE GRAPH]

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
4/93                                                                     $17.4000                           $16.5000
                                                                         $17.4000                           $16.5000
6/93                                                                     $17.6900                           $17.0000
                                                                         $17.6500                           $16.6250
                                                                         $17.9600                           $17.2500
                                                                         $18.2200                           $17.5000
                                                                         $18.2000                           $17.3750
                                                                         $17.8600                           $16.8750
                                                                         $18.1000                           $17.5000
                                                                         $18.3300                           $17.8750
                                                                         $17.7300                           $16.3750
                                                                         $16.6000                           $15.2500
                                                                         $16.5000                           $15.2500
                                                                         $16.6100                           $15.5000
6/94                                                                     $16.4300                           $15.7500
                                                                         $16.6600                           $15.6250
                                                                         $16.6300                           $15.3750
                                                                         $16.1100                           $14.7500
                                                                         $15.5500                           $14.1250
                                                                         $14.7800                           $13.8750
                                                                         $15.0500                           $13.6250
                                                                         $15.4700                           $14.6250
                                                                         $16.0300                           $15.1250
                                                                         $16.1600                           $14.7500
                                                                         $16.0800                           $14.7500
                                                                         $16.6600                           $15.6250
6/95                                                                     $16.3200                           $15.2500
                                                                         $16.3500                           $15.8750
                                                                         $16.4700                           $15.5000
                                                                         $16.4900                           $15.3750
                                                                         $16.7300                           $15.7500
                                                                         $17.0400                           $16.6250
                                                                         $17.2000                           $16.2500
                                                                         $17.1700                           $16.8750
                                                                         $16.9100                           $16.3750
                                                                         $16.4000                           $15.7500
                                                                         $16.2100                           $15.2500
                                                                         $16.1200                           $15.3750
6/96                                                                     $16.2000                           $15.5000
                                                                         $16.3200                           $15.7500
                                                                         $16.1500                           $16.5000
                                                                         $16.3700                           $16.3750
                                                                         $16.5000                           $16.5000
                                                                         $16.7400                           $16.5000
                                                                         $16.5700                           $15.7500
                                                                         $16.4400                           $15.3750
                                                                         $16.5400                           $15.7500
                                                                         $16.1700                           $15.3750
                                                                         $16.2500                           $15.5000
                                                                         $16.4800                           $15.8750
6/97                                                                     $16.6200                           $15.7500
                                                                         $17.1400                           $16.1875
                                                                         $16.8300                           $16.1250
                                                                         $16.9900                           $16.0625
                                                                         $17.0300                           $15.9375
                                                                         $17.0300                           $16.0000
                                                                         $17.2300                           $16.3125
                                                                         $17.3500                           $16.6875
                                                                         $17.2700                           $16.5000
                                                                         $17.1800                           $16.3125
                                                                         $16.9400                           $15.6250
                                                                         $17.1900                           $16.0000
6/98                                                                     $17.2000                           $16.1875
                                                                         $17.1400                           $16.3125
                                                                         $17.3900                           $16.7500
                                                                         $17.5100                           $16.5625
                                                                         $17.4200                           $16.8750
                                                                         $17.3800                           $16.7500
                                                                         $17.3100                           $16.8750
                                                                         $17.4200                           $16.1875
                                                                         $17.2800                           $16.6250
                                                                         $17.1900                           $16.3125
                                                                         $17.1600                           $16.0000
                                                                         $16.9100                           $15.8125
6/99                                                                     $16.5100                           $18.3125
                                                                         $16.4600                           $15.4375
                                                                         $16.2100                           $15.0000
                                                                         $16.0800                           $14.8750
                                                                         $15.7300                           $13.3750
                                                                         $15.8000                           $13.3750
                                                                         $15.5400                           $13.0625
                                                                         $15.3400                           $13.3125
                                                                         $15.5200                           $13.4375
                                                                         $15.8900                           $13.3125
                                                                         $15.6200                           $13.3120
                                                                         $15.3800                           $13.2500
6/00                                                                     $15.9100                           $13.7500
                                                                         $16.1300                           $14.0625
                                                                         $16.3500                           $14.3750
                                                                         $16.0900                           $14.1250
                                                                         $16.2500                           $13.7500
                                                                         $16.3500                           $13.4375
                                                                         $16.9500                           $14.4375
                                                                         $16.9700                           $14.6900
                                                                         $16.9500                           $14.5600
                                                                         $17.1100                           $14.5700
                                                                         $16.6900                           $14.4500
                                                                         $16.8600                           $14.8000
6/01                                                                     $16.9800                           $14.7000
                                                                         $17.2500                           $14.8400
                                                                         $17.6000                           $15.4500
                                                                         $17.2500                           $14.9500
                                                                         $17.3900                           $15.3000
                                                                         $17.0900                           $15.4500
                                                                         $16.6000                           $14.7000
                                                                         $16.9300                           $15.9000
                                                                         $17.1800                           $15.7800
                                                                         $16.5600                           $15.5000
                                                                         $16.8700                           $15.4000
                                                                         $16.9000                           $15.6600
6/02                                                                     $16.9900                           $15.9000
                                                                         $17.2600                           $16.0500
                                                                         $17.5100                           $16.1600
                                                                         $18.0000                           $16.5500
                                                                         $17.4600                           $15.4500
                                                                         $17.1900                           $15.2300
                                                                         $17.0400                           $15.5500
                                                                         $16.7800                           $15.2800
                                                                         $17.1300                           $15.6600
                                                                         $17.0400                           $15.4000
4/03                                                                     $17.2000                           $15.5000

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Common Share market price is influenced by a range of factors, including supply and demand and market conditions.

Q&A WITH YOUR PORTFOLIO MANAGER

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF VAN KAMPEN NEW YORK QUALITY MUNICIPAL TRUST ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE TRUST'S RETURN DURING THE SIX MONTHS ENDED APRIL 30, 2003. DENNIS PIETRZAK, PORTFOLIO MANAGER, HAS MANAGED THE TRUST SINCE 1995 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1968. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE.

Q WHAT WAS THE MARKET ENVIRONMENT OF THE PAST SIX MONTHS, AND HOW DID THE TRUST PERFORM IN THAT ENVIRONMENT?

A   The environment over the past six months has been defined by two major themes. The first of these was the level of interest rates. The period began with interest rates at levels not seen in over three decades and, surprisingly for many, ended with rates slightly lower. The Federal Reserve Board (the Fed) helped keep rates low with a widely anticipated rate cut in November, driven by economic uncertainty and geopolitical risk. The low level of rates led to a boom in issuance by municipalities seeking to lock in low financing costs. As a result, issuance reached a record level of $354 billion in 2002 and continued to be exceptional in the first quarter of 2003.

    The other theme in the market during the period was the relative attractiveness of municipal bonds, which produced enough demand to absorb the record issuance. Investors, wary of volatility in the equity market and in the geopolitical arena, flocked to perceived safe haven investments. Their risk aversion counteracted growing expectations for economic recovery and rising interest rates and was a key factor in keeping interest rates at historically low levels. In their ongoing preference for low-risk assets, investors bid Treasury prices up to such high levels that municipal bonds became as attractively valued as they have ever been relative to Treasuries. Insurance companies also moved heavily into municipal bonds as their mainstay corporate bond holdings became less attractive. At the same time, issuers recognized investor concerns over economic weakness by insuring roughly 50 percent of all issuance. This credit enhancement made municipal bonds even more attractive to risk-averse investors.

    While lower financing costs were a boon to municipal issuers, the continuing weakness in the economy had a negative impact on municipal credit quality, particularly in the first quarter of 2003. Moody's upgrades barely exceeded the number of downgrades in the first quarter with credit quality facing continued pressure from rising social service costs and weak national and regional economic conditions. As a result, many municipalities face enormous deficits in 2003, when their combined shortfall is expected to reach $90 billion.

    Performance along the yield curve was varied. The Fed's November rate cut fueled a rally in short-term bonds that helped pull yields lower at the front end of the curve. Despite that rally, the best performing segment of the curve was the long-intermediate portion, where performance was largely driven by buying activity among institutional investors drawn to the bonds' attractive total return potential.

    The New York economy struggled along with the rest of the country, with both the state and New York City struggling to plug enormous budget deficits. Both the city and state's economies suffered from a drop in Wall Street profits stemming from the declining stock market and the ongoing fallout from the events of September 11, 2001. The state has also become mired in what appears to be an ongoing tradition of last minute wrangling over the budget between the legislature and Governor Pataki.

    Along with California (another state facing large deficits), New York was among the most active issuers of new and refunded debt during the period. The exemption from state income tax for in-state investors kept demand high for New York municipal bonds, and the ongoing issuance was largely well received.

    The trust's monthly dividend of $0.0850 per share translated to a distribution rate of 6.58 percent based on the trust's closing common share market price on April 30, 2003. Based on these figures, investors would have to earn a distribution rate of 11.50 percent on a taxable investment (for an investor in the 42.80 percent combined federal and state income tax bracket) to match the tax-exempt yield provided by the trust.

    For the six months through April 30, 2003, the trust produced a total return of 7.81 percent based on common share market price. By comparison, the Lehman Brothers New York Municipal Bond Index posted a total return of 3.50 percent for the same period. Of course, past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and trust shares, when sold, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    The Lehman Brothers New York Municipal Bond Index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities the index represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional information, please refer to the performance summary section.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE TRUST?

A   With interest rates hovering near record lows, we focused on protecting the trust from the potential adverse effects of rising interest rates while maintaining the trust's yield. One of our primary methods for doing this was to purchase premium bonds with maturities between 16 and 20 years. Our quantitative analysis showed that this segment of the yield curve offered the optimal combination of total return potential as well as downside protection in the form of a comfortable yield cushion and an intermediate maturity profile.

    The funds for these purchases came from a number of sources. We trimmed the trust's holdings of zero coupon bonds that would be likely to underperform if interest rates began to climb. We followed a similar rationale in selling some of the portfolio's holdings of bonds in the shorter part of the intermediate segment of the yield curve.

    One of the sectors we avoided during the period was tobacco bonds. These bonds were issued by states seeking to securitize their future income streams resulting from settlements from class action suits against the major tobacco companies. Recent litigation in Illinois resulted in a judge awarding billions more in a suit alleging that the companies misled smokers about the amount of nicotine in "light" cigarettes. In order to appeal, the law required the companies to put up such substantial amounts of money that some began talking about potential bankruptcy, and the tobacco bonds' credit ratings and price performance suffered accordingly. Our decision not to invest in these securities seems to have been a benefit to shareholders during the period.

                        BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY     VALUE
          MUNICIPAL BONDS  144.2%
          NEW YORK  140.9%
$1,000    Amherst, NY Indl Dev Agy Rev Fac Student Hsg
          Ser A (AMBAC Insd).......................... 5.750%   08/01/25  $  1,119,660
 3,700    Long Island Pwr Auth NY Elec Sys Rev Cap
          Apprec (FSA Insd)...........................   *      06/01/21     1,615,457
 2,000    Metropolitan Transn Auth NY Rev Ser A Rfdg
          (AMBAC Insd)................................ 5.500    11/15/19     2,228,420
 1,500    Metropolitan Transn Auth NY Svc Contract Ser
          A Rfdg...................................... 5.125    01/01/29     1,543,005
 1,000    Metropolitan Transn Auth NY Svc Contract Ser
          B (MBIA Insd)............................... 5.500    07/01/14     1,170,910
 1,400    Monroe Cnty, NY Indl Dev Agy Rev Pub Impt
          Canal Ponds Park Ser A...................... 7.000    06/15/13     1,422,008
   875    Monroe Cnty, NY Indl Dev Agy Rev Student Hsg
          Collegiate Ser A............................ 5.375    04/01/29       846,457
 1,125    Nassau Cnty, NY Impt Ser E (FSA Insd)....... 6.000    03/01/20     1,299,127
 2,000    Nassau Cnty, NY Interim Fin Auth Sales Tax
          Secd Ser A.................................. 5.750    11/15/15     2,247,340
 2,795    Nassau Cnty, NY Interim Fin Auth Sales Tax
          Secd Ser A1 (AMBAC Insd).................... 5.375    11/15/16     3,108,096
 2,000    New York City Fiscal 2003 Ser I............. 5.750    03/01/16     2,176,060
 1,000    New York City Indl Dev Agy Fac Rev Royal
          Charter-NY Presbyterian (FSA Insd).......... 5.250    12/15/11     1,135,330
 1,080    New York City Indl Dev Agy Spl Arpt Fac Rev
          Airl JFK I LLC Proj Ser A................... 5.500    07/01/28     1,042,416
 2,000    New York City Indl Dev Agy Spl Fac Rev
          Terminal One Group Assn Proj................ 6.000    01/01/15     2,037,740
 2,000    New York City Muni Wtr Fin Auth Wtr & Swr
          Sys Rev Ser B (FSA Insd).................... 5.000    06/15/29     2,040,120
 5,000    New York City Muni Wtr Fin Auth Wtr & Swr
          Sys Rev Ser F (Prerefunded @ 06/15/04)
          (AMBAC Insd)................................ 5.500    06/15/12     5,320,500
 1,325    New York City Muni Wtr Fin Ser B............ 6.000    06/15/33     1,549,707
 2,175    New York City Muni Wtr Fin Ser B
          (Prerefunded @ 06/15/10).................... 6.000    06/15/33     2,611,088

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY     VALUE
          NEW YORK (CONTINUED)
$1,200    New York City Ser G......................... 5.250%   08/01/16  $  1,251,636
 2,000    New York City Ser H (FGIC Insd)............. 6.000    08/01/12     2,354,600
 1,750    New York City Transitional Fin Auth Rev
          Future Tax Secd Ser B (MBIA Insd)........... 5.250    05/01/16     1,931,510
   950    New York City Transitional Fin Auth Rev
          Future Tax Secd Ser C....................... 5.000    05/01/29       965,970
 2,000    New York City Transitional Fin Auth Rev Ser
          A........................................... 5.000    11/15/26     2,046,440
 1,500    New York City Transitional Future Tax Secd
          Ser D (MBIA Insd)........................... 5.250    02/01/19     1,635,540
 2,000    New York St Dorm Auth Lease Rev St Univ Dorm
          Fac......................................... 5.375    07/01/16     2,219,780
 1,000    New York St Dorm Auth Lease Rev St Univ Dorm
          Fac......................................... 5.375    07/01/20     1,084,240
 2,000    New York St Dorm Auth Lease Rev St Univ Dorm
          Fac......................................... 5.000    07/01/32     2,038,920
 3,500    New York St Dorm Auth Rev City Univ Cons
          Third Gen Ser 1 (FGIC Insd)................. 5.250    07/01/25     3,686,935
 1,625    New York St Dorm Auth Rev City Univ Sys Cons
          Ser A....................................... 5.625    07/01/16     1,883,245
 2,500    New York St Dorm Auth Rev City Univ Sys
          Third Gen Res Ser 2 (Prerefunded @
          07/01/06)................................... 6.000    07/01/20     2,884,825
 2,360    New York St Dorm Auth Rev Insd NY Sarc Inc
          Ser A (FSA Insd)............................ 5.000    07/01/10     2,636,521
 1,500    New York St Dorm Auth Rev Mem Sloan-
          Kettering Ctr Ser 1 (MBIA Insd)............. 5.000    07/01/20     1,580,370
   605    New York St Dorm Auth Rev NY Pub Lib
          (Escrowed to Maturity) (MBIA Insd)..........   *      07/01/07       548,959
 1,000    New York St Dorm Auth Rev NY Pub Lib
          (Escrowed to Maturity) (MBIA Insd)..........   *      07/01/09       829,150
 1,000    New York St Dorm Auth Rev Sch Dist Fin Pgm
          Ser C (MBIA Insd)........................... 5.375    10/01/15     1,128,350
 1,000    New York St Dorm Auth Rev Secd Hosp North
          Gen Hosp Rfdg............................... 5.750    02/15/18     1,115,240
 1,370    New York St Dorm Auth Rev St Personal Income
          Tax Ed Ser A................................ 5.375    03/15/20     1,496,067
 1,500    New York St Dorm Auth Rev St Univ Ed Fac
          (Prerefunded @ 05/15/06).................... 5.750    05/15/10     1,713,195
 2,000    New York St Dorm Auth Rev St Univ Ed Fac
          1989 Res (MBIA Insd)........................ 6.000    05/15/16     2,345,260
 2,600    New York St Dorm Auth Rev St Univ Ed Fac Ser
          A (MBIA Insd)............................... 5.250    05/15/15     2,962,882

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY     VALUE
          NEW YORK (CONTINUED)
$1,000    New York St Dorm Auth Rev Winthrop Univ Hosp
          Assn Ser A (a).............................. 5.500%   07/01/32  $    992,020
 3,500    New York St Energy Resh & Dev Auth Elec Fac
          Rev Cons Edison Co NY Inc Proj (MBIA Insd)
          (b)......................................... 6.000    03/15/28     3,574,480
 3,000    New York St Energy Resh & Dev Auth Gas Fac
          Rev Brooklyn Union Gas Ser C (MBIA Insd).... 5.600    06/01/25     3,065,520
   300    New York St Environmental Fac Corp Pollutn
          Ctl Rev St Wtr Revolving Fd Ser A (Escrowed
          to Maturity)................................ 5.750    06/15/12       356,844
 1,290    New York St Environmental Fac Corp Pollutn
          Ctl Rev St Wtr Revolving Fd Ser E........... 6.600    06/15/09     1,385,641
 1,925    New York St Environmental Fac Corp Pollutn
          Ctl Rev St Wtr Revolving Fd Ser E
          (Prerefunded @ 06/15/04).................... 6.600    06/15/09     2,072,224
    95    New York St Environmental Fac Corp Pollutn
          Ctl Rev St Wtr Ser 02....................... 5.750    06/15/12       111,618
   605    New York St Environmental Fac Corp Pollutn
          Ctl Rev St Wtr Ser 02 (Escrowed to
          Maturity)................................... 5.750    06/15/12       719,635
 2,000    New York St Environmental Fac Corp Solid
          Waste Disp Rev Occidental Petroleum Corp
          Proj........................................ 6.100    11/01/30     2,017,180
 1,565    New York St Environmental Fac Corp St Clean
          Wtr & Drinking Revolving Fd Ser B........... 5.000    06/15/20     1,657,194
 1,595    New York St Hsg Fin Agy Rev Newburgh
          Interfaith Hsg Ser A........................ 7.050    11/01/12     1,605,830
 3,000    New York St Loc Govt Assistance Corp Ser E
          Rfdg........................................ 6.000    04/01/14     3,575,490
 2,000    New York St Med Care Fac Fin Agy Rev
          Presbyterian Hosp Ser A Rfdg (FHA Gtd)...... 5.375    02/15/25     2,093,500
 2,915    New York St Mtg Agy Rev Homeowner Mtg Ser
          79.......................................... 5.300    04/01/29     3,012,128
 2,000    New York St Twy Auth Hwy & Brdg Tr Fd Ser A
          (FSA Insd).................................. 5.250    04/01/19     2,166,420
 2,750    New York St Twy Auth Hwy & Brdg Tr Fd Ser B
          (FGIC Insd)................................. 5.000    04/01/16     2,928,063
 5,000    New York St Twy Auth Svc Contract Rev Loc
          Hwy & Brdg.................................. 5.250    04/01/14     5,518,650
 5,000    New York St Twy Auth Svc Contract Rev Loc
          Hwy & Brdg.................................. 5.500    04/01/16     5,615,650

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                  COUPON   MATURITY     VALUE
          NEW YORK (CONTINUED)
$1,500    New York St Urban Dev Corp Rev Personal
          Income Tax Ser C-1 (FGIC Insd).............. 5.500%   03/15/19  $  1,676,160
 2,000    New York St Urban Dev Corp Rev Personal
          Income Tax St Fac Ser A..................... 5.375    03/15/19     2,185,680
 1,000    New York St Urban Dev Corp Rev Correctional
          Cap Fac Ser 4 (Prerefunded @ 1/01/04)....... 5.375    01/01/23     1,048,590
 1,115    New York St Urban Dev Corp Rev Proj Pine
          Barrens..................................... 5.375    04/01/17     1,200,888
 1,000    Triborough Brdg & Tunl Auth NY Rev Gen Purp
          Ser A....................................... 5.250    01/01/17     1,090,380
 1,500    Triborough Brdg & Tunl Auth NY Rev Gen Purp
          Ser A....................................... 5.250    01/01/18     1,625,280
 4,000    Triborough Brdg & Tunl Auth NY Rev Gen Purp
          Ser A....................................... 5.000    01/01/32     4,074,400
 5,000    Triborough Brdg & Tunl Auth NY Rev Gen Purp
          Ser B Rfdg.................................. 5.125    11/15/29     5,159,850
 1,500    Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty
          Dev Ppty Yonkers Inc Ser A.................. 6.625    02/01/26     1,606,650
                                                                          ------------
                                                                           136,989,041
                                                                          ------------
          GUAM  1.1%
 1,000    Guam Pwr Auth Rev Ser A (Prerefunded @
          10/01/04)................................... 6.625    10/01/14     1,096,750
                                                                          ------------

          U. S. VIRGIN ISLANDS  2.2%
 2,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt
          Taxes Ln Nt Ser A (ACA Insd)................ 6.125    10/01/29     2,152,460
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  144.2%
  (Cost $128,931,575)...................................................   140,238,251
SHORT-TERM INVESTMENTS  2.8%
  (Cost $2,700,000).....................................................     2,700,000
                                                                          ------------

TOTAL INVESTMENTS  147.0%
  (Cost $131,631,575)...................................................   142,938,251

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

                                                                             MARKET
DESCRIPTION                                                                  VALUE
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.7%)...........................  $   (662,532)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (46.3%).............   (45,009,986)
                                                                          ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..........................  $ 97,265,733
                                                                          ============

 * Zero coupon bond

(a) Security purchased on a when-issued or delayed delivery basis.

(b) Asset segregated as collateral for when-issued or delayed delivery purchase commitments.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Administration
FSA--Financial Security Assurance Inc.
MBIA--Municipal Bond Investors Assurance Corp.

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
April 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $131,631,575).......................  $142,938,251
Cash........................................................        69,695
Receivables:
  Interest..................................................     2,023,217
  Investments Sold..........................................        60,000
Other.......................................................           275
                                                              ------------
    Total Assets............................................   145,091,438
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,539,400
  Investment Advisory Fee...................................        69,641
  Administrative Fee........................................         5,803
  Affiliates................................................         4,753
Trustees' Deferred Compensation and Retirement Plans........       152,102
Accrued Expenses............................................        44,020
                                                              ------------
    Total Liabilities.......................................     2,815,719
Preferred Shares (including accrued distributions)..........    45,009,986
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 97,265,733
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($97,265,733 divided by
  5,655,638 shares outstanding).............................  $      17.20
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 5,655,638 shares issued and
  outstanding)..............................................  $     56,556
Paid in Surplus.............................................    83,576,969
Net Unrealized Appreciation.................................    11,306,676
Accumulated Net Realized Gain...............................     1,304,408
Accumulated Undistributed Net Investment Income.............     1,021,124
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 97,265,733
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 1,800 issued with liquidation preference of
  $25,000 per share)........................................  $ 45,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $142,265,733
                                                              ============

See Notes to Financial Statements

Statement of Operations
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 3,529,661
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      420,230
Preferred Share Maintenance.................................       62,917
Administrative Fee..........................................       35,019
Trustees' Fees and Related Expenses.........................       23,210
Legal.......................................................        9,750
Custody.....................................................        4,298
Other.......................................................       71,666
                                                              -----------
    Total Expenses..........................................      627,090
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 2,902,571
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 1,260,560
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   10,181,375
  End of the Period.........................................   11,306,676
                                                              -----------
Net Unrealized Appreciation During the Period...............    1,125,301
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 2,385,861
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $  (276,788)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 5,011,644
                                                              ===========

                                               See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       APRIL 30, 2003    OCTOBER 31, 2002
                                                      -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................   $ 2,902,571        $ 6,104,576
Net Realized Gain....................................     1,260,560          3,918,187
Net Unrealized Appreciation/Depreciation During the
  Period.............................................     1,125,301         (2,591,261)

Distributions to Preferred Shareholders:
  Net Investment Income..............................           -0-           (533,147)
  Net Realized Gain..................................      (276,788)          (235,454)
                                                        -----------        -----------
Change in Net Assets Applicable to Common Shares from
  Operations.........................................     5,011,644          6,662,901

Distributions to Common Shareholders:
  Net Investment Income..............................    (2,869,601)        (5,507,957)
  Net Realized Gain..................................    (3,597,551)          (798,576)
                                                        -----------        -----------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES.........................    (1,455,508)           356,368

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..............................    98,721,241         98,364,873
                                                        -----------        -----------
End of the Period (Including accumulated
  undistributed net investment income of $1,021,124
  and $988,154, respectively)........................   $97,265,733        $98,721,241
                                                        ===========        ===========

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                           SIX MONTHS                                            TWO MONTHS
                                             ENDED              YEAR ENDED OCTOBER 31,              ENDED
                                           APRIL 30,    --------------------------------------   OCTOBER 31,
                                              2003      2002 (a)    2001      2000      1999        1998
                                           -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
 PERIOD...................................  $ 17.46     $ 17.39    $ 16.25   $ 15.73   $ 17.42    $  17.39
                                            -------     -------    -------   -------   -------    --------
 Net Investment Income....................      .51        1.07       1.13      1.16      1.18         .20
 Net Realized and Unrealized Gain/Loss....      .42         .24       1.07       .57     (1.65)        .03
 Common Share Equivalent of Distributions
   Paid to Preferred Shareholders:
   Net Investment Income..................      -0-        (.09)      (.26)     (.32)     (.25)       (.05)
   Net Realized Gain......................     (.05)       (.04)       -0-       -0-      (.02)        -0-
                                            -------     -------    -------   -------   -------    --------
Total from Investment Operations..........      .88        1.18       1.94      1.41      (.74)        .18
Distributions Paid to Common Shareholders:
   Net Investment Income..................     (.51)       (.97)      (.80)     (.89)     (.90)       (.15)
   Net Realized Gain......................     (.63)       (.14)       -0-       -0-      (.05)        -0-
                                            -------     -------    -------   -------   -------    --------
NET ASSET VALUE, END OF THE PERIOD........  $ 17.20     $ 17.46    $ 17.39   $ 16.25   $ 15.73    $  17.42
                                            =======     =======    =======   =======   =======    ========
Common Share Market Price at End of the
 Period...................................  $ 15.50     $ 15.45    $ 15.30   $ 13.75   $13.375    $ 16.875
Total Return (b)..........................    7.81%*      8.37%     17.45%     9.64%   -15.88%       1.64%*
Net Assets Applicable to Common Shares at
 End of the Period (In millions)..........  $  97.3     $  98.7    $  98.4   $  91.9   $  89.0    $   98.5
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares (c)..........    1.31%       1.38%      1.61%     1.73%     1.66%       1.67%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common
 Shares (c)...............................    6.08%       6.31%      6.62%     7.37%     7.03%       6.78%
Portfolio Turnover........................      11%*        43%        17%       39%       45%          1%*
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
 Including Preferred Shares (c)...........     .90%        .94%      1.09%     1.15%     1.13%       1.15%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common
 Shares (d)...............................    6.08%       5.76%      5.11%     5.31%     5.53%       5.23%
SENIOR SECURITIES:
Total Preferred Shares Outstanding........    1,800       1,800      1,800     1,800     1,800         900
Asset Coverage Per Preferred Share (e)....  $79,042     $79,871    $79,647   $76,055   $74,438    $159,452
Involuntary Liquidating Preference Per
 Preferred Share..........................  $25,000     $25,000    $25,000   $25,000   $25,000    $ 50,000
Average Market Value Per Preferred
 Share....................................  $25,000     $25,000    $25,000   $25,000   $25,000    $ 50,000

* Non-Annualized

(a) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the period ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net asset applicable to common shares by .07%. Per share, ratios and supplemental data for the periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


                         YEAR ENDED AUGUST 31,
    ---------------------------------------------------------------
      1998       1997       1996       1995       1994       1993
-------------------------------------------------------------------
    $  16.83   $  16.15   $  16.47   $  16.63   $  17.96   $  16.30
    --------   --------   --------   --------   --------   --------
        1.21       1.22       1.25       1.24       1.30       1.31
         .56        .73       (.23)       .17      (1.16)      1.64
        (.28)      (.28)      (.29)      (.26)      (.21)      (.19)
         -0-        -0-        -0-       (.04)      (.03)      (.02)
    --------   --------   --------   --------   --------   --------
        1.49       1.67        .73       1.11       (.10)      2.74
        (.93)      (.99)     (1.05)     (1.05)     (1.05)     (1.01)
         -0-        -0-        -0-       (.22)      (.18)      (.07)
    --------   --------   --------   --------   --------   --------
    $  17.39   $  16.83   $  16.15   $  16.47   $  16.63   $  17.96
    ========   ========   ========   ========   ========   ========
    $  16.75   $ 16.125   $  16.50   $  15.50   $ 15.375   $  17.25
       9.94%      3.94%     13.62%      9.73%     -4.08%     17.94%*
    $   98.3   $   95.2   $   91.2   $   92.9   $   93.9   $  101.3
       1.64%      1.68%      1.74%      1.76%      1.66%      1.66%
       7.08%      7.44%      7.52%      7.74%      7.53%      7.73%
         26%        17%        23%        50%        21%        25%*
       1.12%      1.13%      1.18%      1.17%      1.14%      1.13%
       5.42%      5.73%      5.77%      6.08%      6.31%      6.58%
         900        900        900        900        900        900
    $159,258   $155,768   $151,333   $153,270   $154,297   $162,610
    $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
    $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen New York Quality Municipal Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal as well as New York State and New York City income taxes, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of New York municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on September 27, 1991.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2003, the Trust had $959,029 of when-issued or delayed delivery purchase commitments.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At April 30, 2003 the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $131,295,765
                                                                ============
Gross tax unrealized appreciation...........................    $ 11,658,368
Gross tax unrealized depreciation...........................         (15,882)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 11,642,486
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2002 was as follows:

                                                                   2002
Distributions paid from:
  Ordinary income...........................................    $   11,749
  Long-term capital gain....................................     1,034,054
                                                                ----------
                                                                $1,045,803
                                                                ==========

    As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $  114,067
Undistributed long-term capital gain........................     3,892,679

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of ..05% of the average daily net assets of the Trust. The administrative services provided by the Administrator include record keeping and reporting responsibilities with respect to the Trust's portfolio and preferred shares and providing certain services to shareholders.

    For the six months ended April 30, 2003, the Trust recognized expenses of approximately $3,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2003, the Trust recognized expenses of approximately $14,500 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust has implemented deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $14,913,544 and $16,579,216, respectively.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

4. PREFERRED SHARES

The Trust has outstanding 1,800 Auction Preferred Shares ("APS"). Dividends are cumulative and the dividend rate is reset through an auction process every 28 days. The rate in effect on April 30, 2003 was .900%. During the six months ended April 30, 2003, the rates ranged from .900% to 1.730%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN NEW YORK QUALITY
MUNICIPAL TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2003 Van Kampen Funds Inc. All rights reserved.
VNM SAR 6/03                                                   Member NASD/SIPC.
                                                                11175F03-AS-6/03
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Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]

Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen New York Quality Municipal Trust
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By: /s/ Ronald E. Robison
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Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
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Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

By: /s/ John L. Sullivan
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Name: John Sullivan
Title: Principal Financial Officer
Date: June 23, 2003